Segment Disclosure - Net Sales and Long-lived Assets by Geographic Region (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Long-lived assets	€ 1,999.3	€ 1,589.5	€ 1,600.8
Net Sales	11,820.0	10,944.0	8,962.7
Japan [Member]
Segment Reporting Information [Line Items]
Long-lived assets	6.5	8.2	3.4
Net Sales	463.2	567.6	404.3
Korea [Member]
Segment Reporting Information [Line Items]
Long-lived assets	24.1	24.6	23.2
Net Sales	2,202.1	3,725.1	3,031.4
Singapore [Member]
Segment Reporting Information [Line Items]
Long-lived assets	1.6	1.1	0.8
Net Sales	120.0	222.5	163.7
Taiwan [Member]
Segment Reporting Information [Line Items]
Long-lived assets	131.6	96.5	88.1
Net Sales	5,357.0	1,989.5	2,096.7
CHINA
Segment Reporting Information [Line Items]
Long-lived assets	21.3	16.2	4.1
Net Sales	1,377.7	1,842.8	919.5
Rest of Asia [Member]
Segment Reporting Information [Line Items]
Long-lived assets	0.5	0.4	3.0
Net Sales	2.6	1.9	3.5
Netherlands
Segment Reporting Information [Line Items]
Long-lived assets	1,396.0	1,113.8	1,186.0
Net Sales	2.6	1.2	4.0
Rest of Europe [Member]
Segment Reporting Information [Line Items]
Long-lived assets	4.3	5.1	5.0
Net Sales	314.6	631.7	921.5
United States [Member]
Segment Reporting Information [Line Items]
Long-lived assets	413.4	323.6	287.2
Net Sales	€ 1,980.2	€ 1,961.7	€ 1,418.1